Disclosure of detailed information about exploration expenditures (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Exploration Disclosure Of Detailed Information About Exploration Expenditures 1	$ 126
Exploration Disclosure Of Detailed Information About Exploration Expenditures 2	61
Exploration Disclosure Of Detailed Information About Exploration Expenditures 3	252
Exploration Disclosure Of Detailed Information About Exploration Expenditures 4	393
Exploration Disclosure Of Detailed Information About Exploration Expenditures 5	2,568
Exploration Disclosure Of Detailed Information About Exploration Expenditures 6	2,156
Exploration Disclosure Of Detailed Information About Exploration Expenditures 7	9,952
Exploration Disclosure Of Detailed Information About Exploration Expenditures 8	7,768
Exploration Disclosure Of Detailed Information About Exploration Expenditures 9	12,898
Exploration Disclosure Of Detailed Information About Exploration Expenditures 10	$ 10,378